Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Loans receivable, net
Summary of loans receivable

	As of December 31,
	2015	2016
	RMB	RMB
Entrusted loan	3,600	—
Convertible loan (i)	549,145	—

Loans receivable - current portion	552,745	—
Loans receivable — non-current portion (ii)	—	73,330

(i) On July 22, 2015, the Group made a convertible loan investment of RMB558,000 (“Convertible Loan”) in BabyTree Inc. and its subsidiaries and VIE in PRC (collectively, “BabyTree”).

(ii) In August 2016, the Group entered into definitive agreements for investing approximately RMB100,000 in a venture capital fund (“Fund”) set up to focus on investments in the culture and entertainment industries in China. The total RMB 100,000 consist of equity investment of RMB 26,670 (see Note 8) and RMB 73,330 loan with an annual interest rate of 4.35% and up to 10% based on different conditions. The contractual maturity date is earlier of invested company to repay all loans to the Fund or the Fund redeems its investment if the Fund issued loan to invested company, otherwise, the contractual maturity date is one year.

Schedule of significant inputs used to estimate the fair value of the Call Option
Transaction date
Risk free rate of interest	2.38%
Dividend Yield	0%
Maturity Date	2015/12/31
Volatility	55%

Schedule of allocation and movement of the Convertible Loan

RMB
Initial investment amount	558,000
Allocation to the Call Option	(16,000)
Recognition of interest income	7,145

Balance as of December 31, 2015	549,145

Recognition of interest income	8,855
Repayment of convertible loan	(186,000)
Conversion to equity interest in Babytree	(372,000)

Balance as of December 31, 2016	—